Item 1: Report to Shareholders

Spectrum Funds	June 30, 2006

The views and opinions in this report were current as of June 30, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Fellow Shareholders

Performance in the global financial markets was generally positive in the first half of 2006, but the investment climate shifted toward risk aversion late in the period, crimping overall returns. As reflected in the performance of the Spectrum Funds, international stocks continued to produce the best results, domestic stocks posted modest gains, and bonds declined slightly.

MARKET ENVIRONMENT

Economies around the world continued to expand at a solid pace in the first six months of 2006, though growth began to taper off somewhat late in the period as the impact of record-high commodity prices and interest rate hikes by several of the world’s central banks began to take their toll. The U.S. central bank has taken the lead in this regard—the Federal Reserve raised the fed funds target rate four times during the six-month period, for a total of 17 times in the past two years. By the end of the period, the Fed’s benchmark rate had reached 5.25%, its highest level since March 2001.

U.S. stocks continued to gain ground overall during the period, but not without some volatility. The market advanced early in the year thanks to a resurgent economy and better-than-expected corporate profit growth. However, gains were limited by unexpectedly strong inflation levels and steadily rising interest rates, which weighed on investor confidence toward the end of the six months and put downward pressure on stocks.

The accompanying table shows the positive performance turned in by the major U.S. stock indexes in the first six months of 2006. Small-cap stocks (Russell 2000 Index) led the advance—though they were also the most volatile segment of the market during the period—while large-cap shares (S&P 500 Stock Index) posted more muted gains. The increasingly cautious sentiment in the market provided a lift to value stocks, which outpaced growth-oriented issues by a comfortable margin across the capitalization spectrum.

Foreign stocks (MSCI EAFE Index) enjoyed strong gains during the period, in part because of a weaker U.S. dollar, which enhances international returns for U.S. investors. Markets overseas followed a pattern similar to that in the domestic market—a sharp rally in the first part of the year, and then a reversal later in the period. The top-performing markets were primarily in Europe, though many Asian bourses also produced positive returns, while Japan was the laggard. Emerging markets (MSCI Emerging Markets Index) advanced but underperformed the developed regions because they were hit hardest by the growing trend toward risk aversion.

The U.S. bond market declined modestly during the first half of 2006 as interest rates rose. A number of factors contributed to the weakness in the bond market—solid economic growth, higher inflation, and the Fed’s continued program of interest rate hikes. Virtually every sector of the bond market posted negative returns during the six-month period, but high-yield corporate bonds bucked the trend, registering gains on par with the stock market. Mortgage-backed securities held steady, while Treasury and investment-grade corporate bonds suffered the largest declines.

International bonds posted positive returns, benefiting from the dollar’s weakness. However, emerging markets were hurt by the flight to quality near the end of the six-month period.

SPECTRUM GROWTH FUND

Your fund posted favorable results in the first six months of 2006. As the accompanying table indicates, the fund’s 3.18% return outpaced the performance of both the S&P 500 Stock Index and the fund’s Lipper peer group index. For the 12 months ended June 30, 2006, Spectrum Growth gained 12.76%, again surpassing the S&P 500 and the Lipper benchmark. Robust returns from the fund’s international positions and value-oriented holdings contributed the most to its outperformance in the first half of the year.

The top performer in the portfolio was International Growth & Income, which was the only holding to post double-digit gains in the first half of 2006. With regard to international holdings, we maintained a neutral position in developed countries and an underweight in emerging markets throughout the six-month period. This positioning proved beneficial as emerging markets underperformed.

The portfolio’s value positions, including Mid-Cap Value and Value, produced the best returns among domestic holdings. Equity Income, which emphasizes dividend-paying stocks and has a value element, also performed well. The weakest performers were Blue Chip Growth and Growth Stock, as large-cap growth stocks continued to lag the broader market. Blue Chip Growth was the only portfolio holding to decline during the period.

The main change we made to the portfolio in the last six months was to increase our overweight in Blue Chip Growth and Growth Stock. We believe that quality large-cap companies offering consistent earnings growth should command a premium as profit growth gradually slows. In contrast, we reduced our position in New Horizons, the portfolio’s only small-cap holding, because valuations in the small-cap segment of the market are less compelling after several years of small-cap outperformance relative to large-cap stocks.

SPECTRUM INCOME FUND

As the accompanying table shows, your fund held up well during the past 6 and 12 months. The fund’s 1.39% return in the first half of 2006 outdistanced the performance of the Lehman Brothers U.S. Aggregate Index and the Lipper peer group average. Spectrum Income’s 2.80% return for the 12 months ended June 30, 2006, was also ahead of both benchmarks. Diversification was the key to the portfolio’s superior performance over the past six months; the fund’s exposure to segments with limited interest rate sensitivity—including dividend-paying stocks and high-yield corporate securities—enhanced results, as did the portfolio’s allocation to international bonds.

Equity Income, which provides income from dividend-paying stocks, posted the best return in the portfolio as the stock market advanced during the period. High Yield, which tends to be more correlated with the stock market than the bond market, also performed well, while International Bond benefited from the weaker U.S. dollar. In 2006, an overweight in Summit Cash Reserves contributed positively to performance as money market rates continued to climb.

U.S. Treasury Long-Term, the most interest rate-sensitive segment of the portfolio, suffered the sharpest declines, though it was also the smallest portfolio holding. The portfolio’s higher-quality bond components—New Income and Corporate Income—posted modestly negative returns for the period.

We made a number of minor changes to the portfolio’s composition. We brought our High Yield position closer to neutral as fundamentals within the sector remained solid and lowered our New Income allocation in the process. With the Fed expected to be near the end of its rate-raising campaign, we lowered our allocation to Summit Cash Reserves, reallocating the assets into Short-Term Bond.

SPECTRUM INTERNATIONAL FUND

Your fund posted positive results in the first six months of 2006, with a total return of 4.97%, but failed to keep pace with its combined index benchmark and Lipper peer group average. As the table shows, performance was considerably better for the 12 months ended June 30, 2006—Spectrum International returned 25.44%, ahead of the combined index benchmark but still slightly behind the Lipper peer group average. Notable exposure to Japan and emerging markets contributed to the portfolio’s underperformance in the first half of 2006.

We added a new holding to the portfolio in early 2006, and it proved to be the best performer in the first half of the year—International Growth & Income, which invests in value-oriented and income-producing equities, largely in developed markets. European Stock was another top performer, benefiting from strong returns on the Continent, while International Discovery gained as small-cap stocks outperformed worldwide.

The only position in the portfolio to decline during the period was the Japan Fund. The largest holding in the portfolio, International Stock, also posted disappointing results. However, we trimmed our position in International Stock from 46% to 42% of the portfolio to make room for International Growth & Income.

After producing the best returns in the portfolio in 2004 and 2005, the fund’s emerging markets components—Emerging Europe & Mediterranean and Emerging Markets Stock—registered slight gains in the first half of 2006. We reduced our exposure to these two holdings and shifted the assets into New Asia.

OUTLOOK

The recent downturn in global equity markets has been driven by fears of inflation, rising interest rates, and concerns over prospects for global economic growth. Over the course of the next year, we believe monetary policy tightening in the U.S. and other countries will stop, inflation will peak, economic and corporate earnings growth will moderate, and expectations of interest rate cuts will increase. This should provide a reasonable environment for equity and fixed-income investing.

The key risk remains inflationary pressures leading to interest rate levels that restrict growth, with the negative effects of such a move on U.S. consumer spending a particular concern. Despite Japan and Europe being earlier in the tightening cycle, we believe that a weaker dollar will boost returns on international markets for U.S. investors over the medium term and long term. Despite the sharp falls in emerging markets, their economies still appear to offer higher, although riskier, prospects for growth.

In the near term, the global financial markets could face some challenging headwinds, including geopolitical uncertainty. This environment underscores the importance of broad diversification, which is a bedrock investment principle of the Spectrum Funds.

Respectfully submitted,

Edmund M. Notzon III
President of the Spectrum Funds and chairman of the Investment Advisory Committee

July 25, 2006

The committee chairman has day-to-day responsibility for managing the portfolios and works with committee members in developing and executing the funds’ investment program.

RISKS OF INVESTING

As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded, or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High-yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

J.P. Morgan Emerging Markets Bond Index: An unmanaged index that tracks dollar-denominated bonds issued by emerging market countries.

J.P. Morgan Non-U.S. Dollar Government Bond Index: An unmanaged index that tracks the performance of major non-U.S. bond markets.

Lehman Brothers U.S. Aggregate Index: An unmanaged index that tracks investment-grade corporate and government bonds.

MSCI EAFE Index: An unmanaged index that tracks the stocks of more than 1,000 companies in Europe, Australasia, and the Far East (EAFE).

MSCI Emerging Markets Free Index: An unmanaged index that tracks stocks in 25 emerging market countries.

Russell 2000 Index: An unmanaged index that tracks the smallest 2,000 of the largest 3,000 U.S. stocks.

S&P 500 Stock Index: An unmanaged index that tracks the stocks of 500 U.S. primarily large-cap companies.

Portfolio Highlights

LARGEST HOLDINGS

(Of the combined underlying funds at 6/30/06)

Spectrum Growth Fund	Percent of Net Assets 6/30/06
GE	2.1%
Microsoft	1.2
Schlumberger	0.9
UBS	0.9
American International Group	0.8
UnitedHealth Group	0.8
Danaher	0.7
Kohl's	0.7
Citigroup	0.7
Wal-Mart	0.7
Total	9.5%

LARGEST HOLDINGS

(Of the combined underlying funds at 6/30/06)

Spectrum International Fund	Percent of Net Assets 6/30/06
UBS	1.5%
Erste Bank der Oesterreich Sparkasse	1.3
Total	1.3
Novartis	1.2
Sumitomo Mitsui Financial	1.2
Vodafone	1.1
LVMH	1.1
Capitalia	1.0
AMVESCAP	1.0
Commerzbank	1.0
Total	11.7%

Portfolio Highlights

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

Spectrum Growth Fund	Minimum-Maximum	Target at 12/31/05	Target at 6/30/06
Growth Stock	5-20%	18.00%	18.50%
Blue Chip Growth	5-20	17.00	17.50
Equity Income	5-20	16.25	16.25
New Horizons	10-25	15.00	14.00
Value	5-20	9.25	9.25
International Stock	0-15	9.00	9.00
International Growth & Income	0-15	7.00	7.00
Mid-Cap Value	0-15	5.50	5.50
Emerging Markets Stock	0-10	3.00	3.00
Summit Cash Reserves	0-25	–	–

Spectrum Income Fund			
New Income	10-25%	24.00%	23.00%
High Yield	10-25	16.50	18.00
Equity Income	10-25	18.00	17.50
GNMA	5-20	12.50	12.50
International Bond	5-20	11.00	11.50
Short-Term Bond	0-15	5.00	6.50
Summit Cash Reserves	0-25	6.00	3.50
Corporate Income	0-10	2.50	2.50
Emerging Markets Bond	0-10	2.50	2.50
U.S. Treasury Long-Term	0-15	2.00	2.50

Spectrum International Fund			
International Stock	0-55%	46.05%	42.05%
European Stock	0-30	28.35	28.35
Japan	0-30	9.55	9.55
Emerging Markets Stock	0-20	6.75	5.75
International Growth & Income	0-35	–	5.00
New Asia	0-20	2.65	4.65
International Discovery	0-20	4.65	3.65
Emerging Europe & Mediterranean	0-15	2.00	1.00
International Bond	0-20	–	–
Emerging Markets Bond	0-15	–	–
Latin America	0-15	–	–
Summit Cash Reserves	0-25	–	–

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE SPECTRUM GROWTH FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM INCOME FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM GROWTH FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM GROWTH FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM INCOME FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM INCOME FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM GROWTH FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM INCOME FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM GROWTH FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM INCOME FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the Spectrum Funds) are three portfolios established by the corporation. Spectrum Growth and Spectrum Income commenced operations on June 29, 1990, and Spectrum International commenced operations on December 31, 1996.

Each Spectrum Fund diversifies its assets within set limits among specific underlying T. Rowe Price funds (underlying Price funds). Spectrum Growth seeks long-term capital appreciation and growth of income, with current income a secondary objective. Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. One of the underlying Price funds held by Spectrum International, the T. Rowe Price Japan Fund, is not open on certain days when Spectrum International is open. On such days, a net asset value per share is computed for the Japan Fund solely for purposes of valuing Spectrum International. The net asset value is computed in the normal manner using the most recent yen-denominated closing prices and exchange rates on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds’ Board of Directors.

Redemption Fees A 2% fee is assessed on redemptions of Spectrum International shares held less than 90 days/3 months. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares and are paid to the fund. Redemption fees received by the fund are allocated to each underlying Price fund in proportion to the average daily value of its shares owned by the fund. Accordingly, redemption fees have no effect on the net assets of the fund.

Investment Transactions, Investment Income, and Distributions Income is recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds are recorded on the ex-dividend date. Purchases and sales of the underlying Price funds are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to the Spectrum Funds’ shareholders are recorded on the ex-dividend date. Income distributions are declared by Spectrum Income on a daily basis and paid monthly. Income distributions are declared and paid by Spectrum Growth and Spectrum International on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

NOTE 2 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price funds for the six months ended June 30, 2006, were as follows:

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2006.

Each fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2005, Spectrum Income had $8,781,000 of unused capital loss carryforwards that expire in 2013.

At June 30, 2006, the cost of investments for federal income tax purposes and net unrealized gain (loss) on investments was as follows:

NOTE 4 - RELATED PARTIES

T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc., is the investment manager for Spectrum Growth and Spectrum Income, and also serves as manager for the domestic underlying Price funds. T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, is the investment manager for Spectrum International and also serves as manager for the international underlying Price funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative, transfer and dividend disbursing, accounting, marketing, and certain other services to the Spectrum Funds. Certain officers and directors of the Spectrum Funds are also officers and directors of Price Associates and its subsidiaries, and of the underlying Price funds.

The Spectrum Funds pay no management fees; however, Price Associates and Price International receive management fees from the underlying Price funds. The Spectrum Funds operate in accordance with the investment management and special servicing agreements between and among the corporation, the underlying Price funds, Price Associates, and, in the case of Spectrum International, Price International. Pursuant to these agreements, expenses associated with the operation of the Spectrum Funds are reimbursed by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Therefore, each Spectrum Fund operates at a zero expense ratio. However, each Spectrum Fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price fund’s net assets. At June 30, 2006, Spectrum Growth and Spectrum International Funds each held less than 25% of the outstanding shares of any underlying Price fund; Spectrum Income Fund held approximately 47% of the outstanding shares of the Corporate Income Fund, 41% of the outstanding shares of the GNMA Fund, 41% of the outstanding shares of the U.S. Treasury Long-Term fund, and 25% of the outstanding shares of the International Bond Fund.

Additionally, Spectrum Income Fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. Shareholder servicing costs associated with each college savings plan are allocated to Spectrum Income Fund in proportion to the average daily value of its shares owned by the college savings plan and, in turn, are borne by the underlying Price funds in accordance with the terms of the investment management and special servicing agreements. At June 30, 2006, approximately 14.9% of the outstanding shares of Spectrum Income Fund were held by the college savings plans.

As of June 30, 2006, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 1,070,091 shares of the Spectrum Growth Fund, representing less than 1% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

T. ROWE PRICE SPECTRUM GROWTH FUND
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 8, 2006, the fund’s Board of Directors unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total return over the 1-, 3-, 5-, and 10-year periods as well as the fund’s year-by-year returns and compared these returns with previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Manager does not receive fees from the fund. (The Manager does receive fees from other T. Rowe Price funds in which the fund invests.) Accordingly, the Board did not review information relating to revenues received by the Manager under the Contract. The Board did review information regarding benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that the use of soft dollars as a means of paying for third-party, non-broker research had been eliminated. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds and concluded that the Manager’s profits were reasonable. Because the Manager does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. Nor did the Board review fees and expenses of other funds or of privately managed accounts of the Manager and its affiliates.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract.

T. ROWE PRICE SPECTRUM INCOME FUND
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 8, 2006, the fund’s Board of Directors unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total return over the 1-, 3-, 5-, and 10-year periods as well as the fund’s year-by-year returns and compared these returns with previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Manager does not receive fees from the fund. (The Manager does receive fees from other T. Rowe Price funds in which the fund invests.) Accordingly, the Board did not review information relating to revenues received by the Manager under the Contract. The Board did review information regarding benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that the use of soft dollars as a means of paying for third-party, non-broker research had been eliminated. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds and concluded that the Manager’s profits were reasonable. Because the Manager does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. Nor did the Board review fees and expenses of other funds or of privately managed accounts of the Manager and its affiliates.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 8, 2006, the fund’s Board of Directors unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price International, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total return over the one-, three-, and five-year periods as well as the fund’s year-by-year returns and compared these returns with previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Manager does not receive fees from the fund. (The Manager does receive fees from other T. Rowe Price funds in which the fund invests.) Accordingly, the Board did not review information relating to revenues received by the Manager under the Contract. The Board did review information regarding benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that the use of soft dollars as a means of paying for third-party, non-broker research had been eliminated. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds and concluded that the Manager’s profits were reasonable. Because the Manager does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. Nor did the Board review fees and expenses of other funds or of privately managed accounts of the Manager and its affiliates.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 18, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	August 18, 2006